Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
December 31, 2021
FBF-Y40-NPRT3-0322
1.9892474.103
Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,429,091	155,108,550
Fidelity Series Commodity Strategy Fund (a)	7,086,820	28,985,093
Fidelity Series Large Cap Growth Index Fund (a)	5,080,341	98,304,600
Fidelity Series Large Cap Stock Fund (a)	5,755,362	109,294,319
Fidelity Series Large Cap Value Index Fund (a)	13,443,224	209,176,569
Fidelity Series Small Cap Opportunities Fund (a)	3,508,990	52,354,125
Fidelity Series Value Discovery Fund (a)	4,670,066	77,383,001
TOTAL DOMESTIC EQUITY FUNDS (Cost $616,518,612)		730,606,257

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,896,736	42,089,574
Fidelity Series Emerging Markets Fund (a)	1,966,056	20,663,247
Fidelity Series Emerging Markets Opportunities Fund (a)	8,842,284	185,864,805
Fidelity Series International Growth Fund (a)	4,962,898	94,890,602
Fidelity Series International Index Fund (a)	3,252,526	39,843,439
Fidelity Series International Small Cap Fund (a)	1,517,295	32,454,940
Fidelity Series International Value Fund (a)	8,499,809	94,942,868
Fidelity Series Overseas Fund (a)	6,588,587	94,875,652
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $542,317,730)		605,625,127

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	287,475	2,889,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,144,368	11,592,448
Fidelity Series Corporate Bond Fund (a)	171,410	1,887,223
Fidelity Series Emerging Markets Debt Fund (a)	835,478	7,577,783
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	267,852	2,528,519
Fidelity Series Floating Rate High Income Fund (a)	154,895	1,434,326
Fidelity Series Government Bond Index Fund (a)	237,873	2,516,702
Fidelity Series High Income Fund (a)	925,589	8,830,117
Fidelity Series International Developed Markets Bond Index Fund (a)	57,122	561,512
Fidelity Series Investment Grade Bond Fund (a)	231,096	2,685,331
Fidelity Series Investment Grade Securitized Fund (a)	180,747	1,859,888
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,794,731	57,891,107
Fidelity Series Real Estate Income Fund (a)	466,403	5,470,903
TOTAL BOND FUNDS (Cost $108,013,102)		107,724,988

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,266,849,444)	1,443,956,372
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,187)
NET ASSETS - 100.0%	1,443,941,185

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	100,255	100,255	-	-	-	-	0.0%
Total	-	100,255	100,255	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,249,826	2,334,009	22,344	(10,495)	(16,193)	2,889,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	12,302,766	739,089	80,531	(139)	28,910	11,592,448
Fidelity Series Blue Chip Growth Fund	115,064,605	76,267,665	28,829,721	29,998,806	5,983	(7,399,982)	155,108,550
Fidelity Series Canada Fund	25,304,685	14,959,676	2,010,983	885,183	(31,106)	3,867,302	42,089,574
Fidelity Series Commodity Strategy Fund	29,033,424	20,600,687	15,127,803	11,083,879	(1,741,821)	(3,779,394)	28,985,093
Fidelity Series Corporate Bond Fund	114,625	2,173,203	399,103	9,822	2,823	(4,325)	1,887,223
Fidelity Series Emerging Markets Debt Fund	5,721,650	2,492,295	585,511	233,441	(22,006)	(28,645)	7,577,783
Fidelity Series Emerging Markets Debt Local Currency Fund	1,912,521	879,045	102,438	94,897	(5,562)	(155,047)	2,528,519
Fidelity Series Emerging Markets Fund	16,638,463	7,990,757	1,900,970	658,566	(42,325)	(2,022,678)	20,663,247
Fidelity Series Emerging Markets Opportunities Fund	149,580,233	89,121,797	17,977,089	20,729,631	(415,532)	(34,444,604)	185,864,805
Fidelity Series Floating Rate High Income Fund	1,152,680	508,593	235,925	45,438	(641)	9,619	1,434,326
Fidelity Series Government Bond Index Fund	140,347	3,049,344	663,173	3,414	658	(10,474)	2,516,702
Fidelity Series Government Money Market Fund 0.08%	2,710,652	500,582	3,211,234	549	-	-	-
Fidelity Series High Income Fund	6,639,688	2,826,847	751,078	334,630	(6,549)	121,209	8,830,117
Fidelity Series Inflation-Protected Bond Index Fund	20,897,886	6,673,124	28,468,544	254,402	1,804,824	(907,290)	-
Fidelity Series International Developed Markets Bond Index Fund	-	561,446	271	121	(2)	339	561,512
Fidelity Series International Growth Fund	62,345,828	34,838,717	5,668,122	7,166,947	190,312	3,183,867	94,890,602
Fidelity Series International Index Fund	25,982,313	13,523,578	827,165	952,235	10,844	1,153,869	39,843,439
Fidelity Series International Small Cap Fund	22,289,484	10,895,405	1,137,750	3,717,766	(20,051)	427,852	32,454,940
Fidelity Series International Value Fund	62,209,570	36,045,149	4,831,282	4,499,810	(63,624)	1,583,055	94,942,868
Fidelity Series Investment Grade Bond Fund	157,899	3,301,283	765,781	10,721	2,149	(10,219)	2,685,331
Fidelity Series Investment Grade Securitized Fund	109,909	2,125,797	374,672	2,952	213	(1,359)	1,859,888
Fidelity Series Large Cap Growth Index Fund	72,637,944	25,666,581	17,479,890	2,857,912	613,311	16,866,654	98,304,600
Fidelity Series Large Cap Stock Fund	79,346,798	38,604,081	10,682,463	8,982,074	(130,410)	2,156,313	109,294,319
Fidelity Series Large Cap Value Index Fund	151,569,490	64,815,243	16,408,704	12,088,149	(263,209)	9,463,749	209,176,569
Fidelity Series Long-Term Treasury Bond Index Fund	28,625,097	32,104,780	5,421,294	765,827	(605,065)	3,187,589	57,891,107
Fidelity Series Overseas Fund	62,336,403	29,536,923	6,453,097	2,651,342	44,532	9,410,891	94,875,652
Fidelity Series Real Estate Income Fund	3,977,790	1,550,193	315,922	181,089	(721)	259,563	5,470,903
Fidelity Series Short-Term Credit Fund	1,337,314	387,088	1,723,577	6,985	18,497	(19,322)	-
Fidelity Series Small Cap Opportunities Fund	38,321,805	26,604,272	5,712,626	12,128,870	(256,756)	(6,602,570)	52,354,125
Fidelity Series Treasury Bill Index Fund	4,307,063	1,302,905	5,609,968	864	1,372	(1,372)	-
Fidelity Series Value Discovery Fund	56,003,861	27,969,260	8,696,047	6,130,999	(129,477)	2,235,404	77,383,001
	1,046,470,027	595,428,908	195,445,301	126,580,196	(1,049,973)	(1,447,289)	1,443,956,372

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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